Income Taxes (Details) - Schedule of consolidated statements of income and comprehensive income of reconciliation for income taxes - USD ($)	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020
Income Taxes (Details) - Schedule of consolidated statements of income and comprehensive income of reconciliation for income taxes [Line Items]
Income before taxes	$ 2,121,071	$ 2,468,045	$ 3,575,248
PRC EIT tax rates	15.00%	15.00%	15.00%
Tax at the PRC EIT tax rates	$ 318,161	$ 370,207	$ 536,287
Tax effect of R&D expenses deduction	(281,013)	(231,474)	(238,573)
Tax effect of non-taxable investment income and government grant	(37,148)	(138,733)	(120,754)
Tax effect of non-deductible expenses			41,989
Tax effect of deferred tax recognized	173,017	(89,000)
Income tax expenses (benefits)	$ 173,017	$ (89,000)	$ 218,949